Cover	Jul. 28, 2025
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	American Exceptionalism Acquisition Corp. A
Entity Central Index Key	0002079173
Entity Primary SIC Number	6770
Entity Tax Identification Number	98-1871331
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	506 Santa Cruz Ave
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
Entity Phone Fax Numbers [Line Items]
City Area Code	650
Local Phone Number	521-9007
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Chamath Palihapitiya
Entity Address, Address Line One	506 Santa Cruz Ave
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
Entity Phone Fax Numbers [Line Items]
City Area Code	650
Local Phone Number	521-9007